UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 Seventh Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                 New York, New York            11/14/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $533,237
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.              028-11626                       Indus Partners, LLC
----       ----------------------               ------------------------------


                                                        FORM 13F INFORMATION TABLE
                                                            September 30, 2011


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4          COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED     NONE
---------------               ---------------   -----      --------  -------   --- ----  ----------  --------  ----  ------     ----
AGILENT TECHNOLOGIES INC      COM               00846U101      203       6,500           SHARED      1         0         6,500   0
CHINA CORD BLOOD CORP         SHS               G21107100    7,626   2,533,559           SHARED      1         0     2,533,559   0
CTRIPCOM INTL LTD             AMERICAN DEP SHS  22943F100   14,531     451,900           SHARED      1         0       451,900   0
ETFS PALLADIUM TR             SH BEN INT        26923A106      858      14,300           SHARED      1         0        14,300   0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   23,620   2,000,000     CALL  SHARED      1         0     2,000,000   0
FOCUS MEDIA HLDGS LTD         SPONSORED ADR     34415V109   31,113   1,848,087           SHARED      1         0     1,848,087   0
GRIFOLS S A                   SPONSORED ADR     398438309    5,508     861,924           SHARED      1         0       861,924   0
ISHARES TR                    MSCI EMERG MKT    464287234  124,658   3,552,000     CALL  SHARED      1         0     3,552,000   0
MURPHY OIL CORP               COM               626717102   17,664     400,000     CALL  SHARED      1         0       400,000   0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   46,191     880,000     PUT   SHARED      1         0       880,000   0
RESMED INC                    COM               761152107   19,726     685,180           SHARED      1         0       685,180   0
RTI INTL METALS INC           COM               74973W107   24,767   1,062,070           SHARED      1         0     1,062,070   0
SINOTECH ENERGY LTD           SPONSORED ADS     829359108    1,084     461,313           SHARED      1         0       461,313   0
SPDR DOW JONES INDL AVRG ETF  UT SER 1          78467X109   47,930     440,000     PUT   SHARED      1         0       440,000   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   20,367     180,000     PUT   SHARED      1         0       180,000   0
SPDR GOLD TRUST               GOLD SHS          78463V107  130,842     827,800     CALL  SHARED      1         0       827,800   0
YUM! BRANDS INC               COM               988498101   14,817     300,000           SHARED      1         0       300,000   0
YUM! BRANDS INC               COM               988498101   21,732     440,000     CALL  SHARED      1         0       440,000   0



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